FAIR VALUE DISCLOSURES - Schedules Of Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Fixed maturities available for sale, at fair value	$ 2,218	$ 2,572
Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	2,218	2,572
Other equity investments	19	23
Other invested assets:	18	3
Cash equivalents	272	107
Purchased market risk benefits	13	16
Assets for market risk benefits	12	0
Separate Accounts assets	3,374	3,391
Total Assets	5,926	6,112
Liabilities:
Total Liabilities	102	148
Fair Value, Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities:
Liabilities for market risk benefits	15	16
Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
Other equity investments	0	0
Other invested assets:	0	0
Cash equivalents	272	107
Purchased market risk benefits	0	0
Assets for market risk benefits	0	0
Separate Accounts assets	3,367	3,384
Total Assets	3,639	3,491
Liabilities:
Total Liabilities	0	0
Fair Value, Recurring | Level 1 | Variable Interest Entity, Primary Beneficiary
Liabilities:
Liabilities for market risk benefits	0	0
Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	2,200	2,561
Other equity investments	19	23
Other invested assets:	18	3
Cash equivalents	0	0
Purchased market risk benefits	0	0
Assets for market risk benefits	0	0
Separate Accounts assets	7	7
Total Assets	2,244	2,594
Liabilities:
Total Liabilities	87	132
Fair Value, Recurring | Level 2 | Variable Interest Entity, Primary Beneficiary
Liabilities:
Liabilities for market risk benefits	0	0
Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	18	11
Other equity investments	0	0
Other invested assets:	0	0
Cash equivalents	0	0
Purchased market risk benefits	13	16
Separate Accounts assets	0	0
Total Assets	43	27
Liabilities:
Total Liabilities	0	16
Fair Value, Recurring | NAV
Assets:
Separate Accounts assets	1
Corporate | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	2,058	2,362
Corporate | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
Corporate | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	2,040	2,351
Corporate | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	18	11
U.S. Treasury, government and agency
Assets:
Fixed maturities available for sale, at fair value	14	66
U.S. Treasury, government and agency | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	14	66
U.S. Treasury, government and agency | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
U.S. Treasury, government and agency | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	14	66
U.S. Treasury, government and agency | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	0	0
States and political subdivisions
Assets:
Fixed maturities available for sale, at fair value	34	34
States and political subdivisions | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	34	34
States and political subdivisions | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
States and political subdivisions | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	34	34
States and political subdivisions | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	0	0
Residential mortgage-backed
Assets:
Fixed maturities available for sale, at fair value	6
Residential mortgage-backed | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	6
Residential mortgage-backed | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0
Residential mortgage-backed | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	6
Residential mortgage-backed | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	0
Asset-backed
Assets:
Fixed maturities available for sale, at fair value	41	30
Asset-backed | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	41	30
Asset-backed | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
Asset-backed | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	41	30
Asset-backed | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	0	0
Commercial mortgage-backed
Assets:
Fixed maturities available for sale, at fair value	65	80
Commercial mortgage-backed | Fair Value, Recurring
Assets:
Fixed maturities available for sale, at fair value	65	80
Commercial mortgage-backed | Fair Value, Recurring | Level 1
Assets:
Fixed maturities available for sale, at fair value	0	0
Commercial mortgage-backed | Fair Value, Recurring | Level 2
Assets:
Fixed maturities available for sale, at fair value	65	80
Commercial mortgage-backed | Fair Value, Recurring | Level 3
Assets:
Fixed maturities available for sale, at fair value	0	0
Options | Fair Value, Recurring
Assets:
Other invested assets:	18	3
Options | Fair Value, Recurring | Level 1
Assets:
Other invested assets:	0	0
Options | Fair Value, Recurring | Level 2
Assets:
Other invested assets:	18	3
Options | Fair Value, Recurring | Level 3
Assets:
Other invested assets:	0	0
MSO and IUL indexed features’ liability | Fair Value, Recurring
Liabilities:
Liabilities	(87)	(132)
MSO and IUL indexed features’ liability | Fair Value, Recurring | Level 1
Liabilities:
Liabilities	0	0
MSO and IUL indexed features’ liability | Fair Value, Recurring | Level 2
Liabilities:
Liabilities	(87)	(132)
MSO and IUL indexed features’ liability | Fair Value, Recurring | Level 3
Liabilities:
Liabilities	$ 0	$ 0